INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS

9. INTANGIBLE ASSETS

The intangible assets and their accumulated amortization were as follows:

	As of December 31,
	2010	2011
Intangible assets subject to amortization:
Customer base	$10,837	$12,156
Contract backlog	1,218	1,942
Non-compete agreements	389	738
Software copyright	610	925
Trademark	4	4

	13,058	15,765

Less: Accumulated amortization
Customer base	(6,311)	(8,688)
Contract backlog	(925)	(1,827)
Non-compete agreements	(86)	(205)
Software copyright	(118)	(356)
Trademark	—	(1)

	(7,440)	(11,077)

Intangible assets, net	$5,618	$4,688

Amortization expenses were $2,015, $1,965 and $3,432 for the years ended December 31, 2009, 2010 and 2011, respectively. The Group expects to record amortization expenses of $2,190, $1,558, $639, $283 and $18 for each of the year 2012, 2013, 2014, 2015 and 2016, respectively.

In January 2010, the Group incorporated a subsidiary, Guodian, with a third party who, in return for its 40% of the equity, contributed the copyright of certain software. The software copyright was initially recorded at $586, which was determined based on the estimated future benefit to be generated from the use of this software copyright. The software copyright was amortized into the statement of operations based on the estimated benefit of the copyright to be generated by the Group over the 5 years of estimated useful life.